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PAGE 1
Prospectus Supplement June 27, 1997*

Strategist World Technologies Fund (Oct. 31, 1996)

The following is added at page 5 under Performance and is intended to update the financial information in the prospectus:

Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Period ended April 30,
Per share income and capital changes(a)

                                              1997(b)

Net asset value,                             $5.00
beginning of period

Income from investment operations:

Net investment loss                           (.03)

Net loss (both realized                      (1.09)
and unrealized)

Total from investment operations             (1.12)

Net asset value,                             $3.88
end of period

Ratios/supplemental data:

                                              1997(b)

Net assets, end of period                     $388
(in thousands)

Ratio of expenses to                          1.50%(c)
average daily net assets(e)

Ratio of net loss                            (1.30)%(c)
to average daily net assets

Portfolio turnover rate                         75%
(excluding short-term securities
for the underlying Portfolio)

Total return(d)                              (22.4)%

Average brokerage commission                $.0430
rate for the underlying Portfolio(f)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Period from Nov. 13, 1996 (inception date) to April 30, 1997(Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect payment of a sales charge.
e The Advisor and Distributor voluntarily limited total operating expenses to 1.50% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 2.57%.
f The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.








*Valid until next prospectus update
 Destroy Dec. 30, 1997


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PAGE 2

PART C SUPPLEMENT June 27, 1997*

Strategist World Fund, Inc. Pre-Effective Amendment No. 2
(File No. 33-63951)

The following is added to item 24(a) of Part C:

Strategist World Fund, Inc. - Strategist World Technologies Fund Statement of assets and liabilities, May 31, 1997 Statement of operations, for the one month ended May 31, 1997 Statement of changes in net assets, for the one month ended May 31, 1997:

Financial statements

Statement of assets and liabilities
Strategist World Technologies Fund
May 31, 1997

Assets                                                               (Unaudited)

Investment in World Technologies Portfolio                         $    466,587
Other receivables                                                             5
Organizational costs                                                         46
                                                                    -----------
Total assets                                                            466,638
                                                                    -----------
Liabilities

Other accrued expenses                                                    1,588
                                                                    -----------
Total liabilities                                                         1,588
                                                                    -----------
Net assets applicable to outstanding capital stock                 $    465,050
                                                                    ===========
Represented by

Capital stock -- authorized 3,000,000,000 shares per Fund of $.01
   par value: outstanding 100,000 shares                                 $1,000
Additional paid-in capital                                              499,000
Net operating loss                                                       (3,276)
Accumulated net realized loss                                           (92,969)
Unrealized appreciation  of investment and on translation
  of assets and liabilities in foreign currencies                        61,195
                                                                    -----------
Total -- representing net assets applicable to outstanding
  capital stock                                                        $464,950
                                                                    ===========
Net asset value per share of outstanding capital stock            $        4.65




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PAGE 3

Financial statements

Statement of operations Strategist World Technologies Fund For the one month ended May 31, 1997

Investment income
                                                                     (Unaudited)
Income:
Dividends                                                         $          --
                                                                    -----------
Total income                                                                 --
                                                                    -----------
Expenses:
Distribution fee                                                             88
Transfer agency fee                                                           1
Administrative services fees and expenses                                    21
Postage                                                                      17
Registration  fees                                                          102
Reports to shareholders                                                       9
Audit fees                                                                   42
Other                                                                       149
                                                                    -----------
Total feeder expenses                                                       429
   Expenses allocated from corresponding Portfolio                          268
                                                                    -----------
Total expenses                                                              697
   Less expenses reimbursed by AEFC                                        (171)
                                                                    -----------
Total net expenses                                                          526
                                                                    -----------
Investment loss -- net                                                     (526)
                                                                    -----------
Realized and unrealized gain (loss) -- net

Net realized  loss on security  and foreign  currency  transactions      (5,748)
Net change in unrealized appreciation or depreciation of investmemts
   and on translation of assets and liabilities in foreign currencies    83,532
                                                                    -----------
Net gain on investments and foreign currencies                           77,784
                                                                    -----------
Net increase in net assets resulting from operations              $      77,258
                                                                    ===========

Financial statements

Statement of changes in net assets Strategist World Technologies Fund For the one month ended May 31, 1997

Operations                                                           (Unaudited)

Investment loss -- net                                            $        (526)
Net loss on investments and foreign currencies                           (5,748)
Net change in unrealized appreciation or depreciation of investments
  and on translation of assets and liabilities in foreign currencies     83,532
                                                                    -----------
Net increase in net assets resulting from operations                     77,258
                                                                    -----------
Total increase in net assets                                             77,258
Net assets at beginning of period                                       387,692
                                                                    -----------
Net assets at end of period                                       $     464,950
                                                                    ===========









*Valid until next prospectus update